Loans Payable - Related Party (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Loan Payable 1 (Director)	$ 11,771	$ 10,198
Interest	12.00%
Loan Payable 2 (Director)	126,520	105,848
Interest	10.00%
Principal Sum	163,766
Conversion to Units	2,320,858
Loan Payable 3 (Director)	188,064	156,497
Interest	10.00%
principal sum	$ 255,209
Conversion to Units	4,526,436